Revenue - Schedule of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Revenue [Line Items]
Revenue	¥ 354,823	$ 50,739	¥ 339,104	¥ 284,957
Base commission from transactions [Member]
Schedule of Revenue [Line Items]
Revenue	331,623		320,757	269,640
Innovation initiatives and other value-added services [Member]
Schedule of Revenue [Line Items]
Revenue	¥ 23,200		¥ 18,347	¥ 15,317